Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 65
Within 1 year [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	64
1-3 years [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 1